Consolidated Statement of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalent	$ 10,417	$ 20,439	[1]
Loans receivable	88,655	86,347	[1]
Prepaid expenses, deposits and other assets	3,248	3,501	[1]
Investment portfolio	20,790		[1]
Deferred costs	137	273	[1]
Property and equipment	1,773	3,016
Right-of-use assets	4,821		[1]
Intangible assets	21,257	18,658	[1]
Total assets	151,098	132,234	[1]
Liabilities
Accounts payable and accruals	11,254	9,454	[1]
Lease liabilities	5,208		[1]
Credit facilities	76,472	76,465	[1]
Debentures	44,039	42,156	[1]
Convertible debentures	12,373	11,889	[1]
Derivative financial liability		964	[1]
Total liabilities	149,346	140,928	[1]
Shareholders' Equity (Deficit)
Share capital	94,500	75,045	[1]
Contributed surplus	8,861	7,045	[1]
Deficit	(101,609)	(90,784)	[1]
Total shareholders’ equity (deficit)	1,752	(8,694)	[1]
Total equity and liabilities	$ 151,098	$ 132,234	[1]

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.